Share-Based Payments (Details) (USD $)	12 Months Ended
Apr. 30, 2013
Summary of Company's Stock Option Activity and Related Information
Options outstanding at May 1, 2012	124,841
Weighted-Average Exercise Price Outstanding at May 1, 2012	$ 42.18
Options Exercised	(77,408)
Weighted-Average Exercise Price Exercised	$ 40.91
Options outstanding and exercisable at April 30, 2013	47,433
Weighted-Average Exercise Price Outstanding and exercisable at April 30, 2013	$ 44.26